UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/05



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Cynthia Englert

      --------------------------

Title: Chief Operating Officer
      --------------------------

Phone:     212.319.6354

      --------------------------


Signature, Place and Date of Signing:


Cynthia Englert            New York, NY   1/19/06

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   46

                                        -------


Form 13F Information Table Value Total:  $125,314
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    24869   320890 SH       SOLE                   320890
ADOBE SYSTEMS                  COM              00724F101     3790   102553 SH       SOLE                   102553
AMERICAN EXPRESS CO COM        COM              025816109     2199    42729 SH       SOLE                    42729
AMERICAN INTL GROUP COM        COM              026874107     2061    30200 SH       SOLE                    30200
AMERIPRISE FINANCIAL INC.      COM              03076C106     1593    38851 SH       SOLE                    38851
AMGEN INC COM                  COM              031162100     3012    38195 SH       SOLE                    38195
APPLE COMPUTER                 COM              037833100     5234    72800 SH       SOLE                    72800
ATS MED INC COM                COM              002083103      138    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     3573    83227 SH       SOLE                    83227
CATERPILLAR INC DEL COM        COM              149123101     2656    45975 SH       SOLE                    45975
CBL & ASSOC PPTYS INC          COM              124830100      363     9200 SH       SOLE                     9200
CISCO SYS INC COM              COM              17275R102     4720   275672 SH       SOLE                   275672
CITIGROUP INC COM              COM              172967101     1847    38058 SH       SOLE                    38058
CONOCOPHILLIPS                 COM              20825C104     1944    33420 SH       SOLE                    33420
EBAY INC COM                   COM              278642103     2058    47610 SH       SOLE                    47610
EXXON MOBIL CORP.              COM              30231G102      829    14760 SH       SOLE                    14760
GENENTECH INC                  COM              368710406     4000    43245 SH       SOLE                    43245
GENERAL ELEC CO COM            COM              369604103     3860   110122 SH       SOLE                   110122
GOLDMAN SACHS GROUP INC        COM              38141G104     3665    28701 SH       SOLE                    28701
GOOGLE                         COM              38259P508     1431     3450 SH       SOLE                     3450
HALLIBURTON                    COM              406216101     1447    23350 SH       SOLE                    23350
HEWLETT PACKARD CO.            COM              428236103     1263    44128 SH       SOLE                    44128
HOME DEPOT INC COM             COM              437076102      790    19525 SH       SOLE                    19525
INTEL CORP COM                 COM              458140100     3666   146859 SH       SOLE                   146859
INTERNATIONAL BUS MACH COM     COM              459200101     2450    29801 SH       SOLE                    29801
JOHNSON & JOHNSON COM          COM              478160104     3200    53250 SH       SOLE                    53250
KEYCORP NEW COM                COM              493267108      395    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2575    44736 SH       SOLE                    44736
MICROSOFT CORP COM             COM              594918104     5412   206968 SH       SOLE                   206968
MOTOROLA INC COM               COM              620076109     1887    83550 SH       SOLE                    83550
NETWORK APPLIANCE              COM              64120L104     1562    57835 SH       SOLE                    57835
OCCIDENTAL PETROLEUM           COM              674599105     1624    20325 SH       SOLE                    20325
OPENWAVE COMMUNICATIONS        COM              683718308      297    17016 SH       SOLE                    17016
PNC BANK CORP.                 COM              693475105      618    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     4623    79866 SH       SOLE                    79866
QUALCOMM INC COM               COM              747525103     3190    74051 SH       SOLE                    74051
SCHLUMBERGER LTD COM           COM              806857108     2788    28700 SH       SOLE                    28700
SLM                            COM              78442P106     2411    43764 SH       SOLE                    43764
ST JUDE MED INC COM            COM              790849103     3280    65342 SH       SOLE                    65342
TARGET CORP.                   COM              87612E106     1204    21900 SH       SOLE                    21900
TEXAS INSTRUMENTS              COM              882508104     1647    51370 SH       SOLE                    51370
UMPQUA HOLDINGS CORP           COM              904214103      285    10005 SH       SOLE                    10005
UNITED TECHNOLOGIES CORP       COM              913017109     2908    52008 SH       SOLE                    52008
VERIZON COMMUNICAITONS         COM              92343V104      322    10680 SH       SOLE                    10680
WAL MART STORES INC COM        COM              931142103      377     8055 SH       SOLE                     8055
ZIMMER HLDGS INC COM           COM              98956P102     1250    18535 SH       SOLE                    18535